Balance Sheet Details (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Total fixed assets, net	$ 0	$ 0	$ 322
Balance Sheet [Member]
Assets:
Prepaid insurance	1,082,446	68,003	56,045
Prepaid external development costs	0	7,050	17,634
Total prepaid expenses	1,082,446	75,053	73,679
Furniture and office equipment	59,382	59,382	59,382
Computer equipment	17,225	17,225	17,225
Total fixed assets, gross	76,607	76,607	76,607
Less: accumulated depreciation and amortization	(76,607)	(76,607)	(76,285)
Total fixed assets, net	0	0	322
Accrued interest payable	0	49,169	5,606
Accrued compensation and benefits	424,569	84,308	107,063
Accrued payroll		0	38,708
Accrued employee benefits		0	3,663
Accrued research and development costs	800	0
Total accrued and other current liabilities	$ 425,369	$ 133,477	$ 155,040